INCOME TAXES - Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Canada	$ 65	$ 113	$ 116
Foreign	250	36	40
Total	315	149	156
Deferred
Canada	49	(185)	101
Foreign	235	751	95
Deferred – U.S. Tax Reform and 2018 FERC Actions	(167)	(804)	0
Total	117	(238)	196
Income Tax (Recovery)/Expense	$ 432	$ (89)	$ 352